Shareholders' Protection Rights Agreement - Additional Information (Detail) (Shareholders' Protection Rights Agreement)	Jun. 30, 2011
Shareholders' Protection Rights Agreement
Stockholders Equity Note [Line Items]
Common shares reserved for issuance under Shareholders' Protection Rights Agreement	155,090,509
Holders of Shareholders' Rights would be entitled to purchase one common share, exercise price	160